Accounts Payable and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounts Payable And Accruals Explanatory [Abstract]
Schedule of accounts payable - other
	December 31
	2020	2019
	U.S. dollars in thousands

Employees and related institutions	698	654
Accrued expenses	660	899
	1,358	1,553